INCOME TAX PROVISION (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The income tax expense consists of the following:

	November 30, 2021	November 30, 2020
Federal provision (benefit)
Current	$2,388,000	$307,199
Deferred	(259,579)	-
State and Local provision (benefit)		-
Current	453,000	-
Deferred	(44,421)	-
Total provision	$2,537,000	$307,199

The income tax provision consists of the following:

	May 31, 2021	May 31, 2020
Federal
Current	$521,293	-
Deferred	(208,560)	-
State and Local
Current	262,576	-
Deferred	(55,440)	-
Income tax benefit	$519,869	$-

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	Year Ended May 31, 2021	For the Period October 28, 2019 (Inception) through May 31, 2020
Net Operating Loss	$-	$40,000
Debt discount liability	288,555
Allowance for doubtful accounts	39,414
Goodwill	19,513
Total deferred tax assets	347,482	40,000
Valuation allowance	-	(40,000)
Deferred tax asset, net of valuation allowance	347,482	-

Deferred Tax Liabilities
Fixed assets	(84,261)
Net deferred tax asset (liability)	$263,221	$-

SCHEDULE OF EXPECTED TAX EXPENSE (BENEFIT)

A reconciliation of the provision for income taxes using the statutory federal income tax rate to our effective income tax rate for the period ended November 30, 2021, is as follows:

	For the Six Months Ended November 30, 2021	For the Six Months Ended November 30, 2020
Federal statutory rate (%)	21%	21%
State income taxes, net of federal benefit	4%	4%
Change in valuation allowance	(3)%	-%
Other, net	6%	3%
Effective income tax rate (%)	28%	27%

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Year Ended May 31, 2021	For the Period October 28, 2019 (Inception) through May 31, 2020
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	8.4	9.0
Change in valuation allowance	(1.7)	(30.0)
Other permanent differences, net	(4.5)
Income tax provision (benefit) (%)	23.2	-